SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
Schedule of share capital
Authorized share capital:

(in thousands of $)	2013	2012
2,000 shares of common stock of no par value	—	—

Issued and outstanding share capital:

(in thousands of $)	2013	2012
2 shares of common stock of no par value	—	—